Operating expenses - Disclosure of Depreciation, Amortization And Provision Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Expenses [Line Items]
Amortization expense of intangible assets	€ (3)	€ (45)	€ (176)
Amortization expense of tangible assets	(1,497)	(1,515)	(1,579)
Utilization of provision for disputes	0	0	145
Provision for charges	(230)	(68)	(40)
Reversal of provision for disputes		0	19
Depreciation, Amortization And Provision Expenses Excluding IAS 19	1,730	1,628	1,630
Provision for retirement benefit obligations (IAS 19)	(75)	(84)	(76)
Total Provision for retirement benefit obligations (IAS 19)	(75)	(84)	(76)
Depreciation, Amortization And Provision Expenses	(1,805)	(1,712)	(1,706)
R&D
Disclosure Of Operating Expenses [Line Items]
Amortization expense of intangible assets	(2)	(34)	(152)
Amortization expense of tangible assets	(1,164)	(1,109)	(1,250)
Utilization of provision for disputes	0	0	145
Provision for charges	(187)	(68)	0
Reversal of provision for disputes		0	0
Depreciation, Amortization And Provision Expenses Excluding IAS 19	1,353	1,211	1,257
Provision for retirement benefit obligations (IAS 19)	(48)	(49)	(46)
Total Provision for retirement benefit obligations (IAS 19)	(48)	(49)	(46)
Depreciation, Amortization And Provision Expenses	(1,401)	(1,260)	(1,303)
SG&A
Disclosure Of Operating Expenses [Line Items]
Amortization expense of intangible assets	(1)	(10)	(23)
Amortization expense of tangible assets	(334)	(406)	(329)
Utilization of provision for disputes	0	0	0
Provision for charges	(43)	0	(40)
Reversal of provision for disputes		0	19
Depreciation, Amortization And Provision Expenses Excluding IAS 19	378	417	373
Provision for retirement benefit obligations (IAS 19)	(26)	(35)	(30)
Total Provision for retirement benefit obligations (IAS 19)	(26)	(35)	(30)
Depreciation, Amortization And Provision Expenses	€ (404)	€ (452)	€ (403)